Document and Entity Information	12 Months Ended
Feb. 01, 2014
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2014
Trading Symbol	SIG
Entity Registrant Name	SIGNET JEWELERS LTD
Entity Central Index Key	0000832988